APPENDIX I - RECONCILIATION OF STOCKHOLDERS' EQUITY AND NET INCOME (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Stockholders Equity And Net Income
Stockholders' equity attributed under to the Parent Brazilian GAAP	R$ 95,650,292	R$ 90,743,958	R$ 86,084,331
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	(129,735)	(76,256)	(75,538)
Reclassification of fair value through other comprehensive income
Impairment of financial assets measured at amortized cost	3,295,496	(387,348)	234,410
Category transfers - IFRS 9	(2,075)	(187,807)	(664,635)
Deferral of financial fees, commissions and inherent costs under effective interest rate method	1,118,303	2,044,873	1,689,463
Reversal of goodwill amortization	27,270,375	26,925,987	26,618,368
Santander Serviços goodwill (Santusa)	(298,978)	(298,978)	(298,978)
Realization on purchase price adjustments	577,831	577,831	586,024
Adjustment referring to the difference between Book Value vs. the fair on Carsale's entry into Webmotors	79,175	79,175	79,175
Option for Acquisition of Equity Instrument	15,143	181,717	181,717
Tax Credit – Initial Adoption Law 4.966	(2,368,499)
Others	(33,798)	(111,467)	18,667
Stockholders' equity attributed to the parent under IFRS	125,173,530	119,491,685	114,453,004
Non-controlling interest under IFRS	1,379,614	335,447	403,350
Stockholders' equity (including non-controlling interest) under IFRS	126,553,144	119,827,132	114,856,354
Net income attributed to the Parent under Brazilian GAAP	15,338,645	13,477,390	8,973,657
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	(19,479)	(33,811)	(29,788)
Reclassification of fair value through other comprehensive income
Impairment of financial assets measured at amortized cost	(1,900,405)	(587,260)	1,036,851
Category transfers - IFRS 9			(17,584)
Deferral of financial fees, commissions and inherent costs under effective interest rate method	(911,522)	340,362	195,653
Realization on purchase price adjustments		(8,193)	(8,760)
Reversal of goodwill amortization	160,425	138,404	147,171
Option to Acquire Own Equity Instrument	15,143	181,717	181,717
Reversal of Provision PIS Law 9,718			(980,212)
Others	83,228	(143,103)	(49,392)
Net income attributed to the parent under IFRS	12,766,035	13,365,506	9,449,313
Non-controlling interest under IFRS	199,088	48,257	49,499
Net income (including non-controlling interest) under IFRS	R$ 12,965,123	R$ 13,413,763	R$ 9,498,812